ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Q&K International Group Limited (the “Company” or “Q&K”), its subsidiaries and consolidated variable interest entities (the “Group”) is a rental apartment operation platform in the People’s Republic of China (the “PRC”), that provides rental and value-added services to young, emerging urban residents since 2012. The Group sources and converts apartments to standardized furnished rooms and leases to young people seeking affordable residence in cities in the PRC.

As of September 30, 2021, the Group’s significant subsidiaries, variable interest entity (the “VIE”) and the significant subsidiaries of the VIE are as follows:

	Entity	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Subsidiaries:
QK365.com INC. (BVI)		September 29, 2014	BVI	100%	Holding
QingKe (China) Limited		July 7, 2014	Hong Kong	100%	Holding
Q&K Investment Consulting Co., Ltd. (“Q&K Investment Consulting” or the “WFOE”)		April 2, 2015	PRC	100%	Holding and Operating
Qingke (Shanghai) Artificial Intelligence Technology Co., Ltd. (“Q&K AI”)		May 13, 2019	PRC	100%	Holding and Operating
Chengdu Liwu Apartment Management Co., Ltd		June 19, 2020	PRC	100%	Operating
VIE:
Shanghai Qingke E-Commerce Co., Ltd. (“Q&K E- Commerce” or the “VIE”)		August 2, 2013	PRC	100%	Holding and Operating
Subsidiaries of the VIE:
Shanghai Qingke Equipment Rental Co., Ltd. (“Q&K Rental”)		March 17, 2015	PRC	100%	Operating
Shanghai Qingke Public Rental Housing Leasing Management Co., Ltd. (“Qingke Public Rental”)		November 5, 2014	PRC	100%	Operating
Suzhou Qingke Information Technology Co., Ltd. (“Suzhou Qingke”)		April 3, 2014	PRC	100%	Operating

History of the Group and Reorganization

The Group completed its initial public offering (IPO) on the Nasdaq Global Market in November 2019, for a net offering size of approximately US$44,534 (equivalent to RMB289,027). The Group offered 2,700,000 ADSs in the IPO, with each ADS represents 30 Class A ordinary shares, par value $0.00001 per share at $17 per ADS. In addition, the underwriters of the Group’s IPO have exercised in full their over-allotment option to purchase additional 405,000 ADSs, with each ADS represents 30 Class A ordinary shares, par value $0.00001 per share at $17 per ADS.

On October 26, 2021, the Group transferred of all of its equity interest in Shanghai Qingke Investment Consulting to Wangxiancai Limited, which is beneficially owned by the legal representative and executive director of one of the Group’s subsidiaries (the “Transfer of Equity Interest”). (Note 17 – Subsequent Events)